SCHEDULE OF REVENUE FROM RELATED PARTY (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Revenues, related party	$ 50,682,220	$ 45,804,377	$ 20,440,683
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Revenues, related party		451,759	337,586
Provision of event management services [member] | Exit HK Limited [member]
IfrsStatementLineItems [Line Items]
Revenues, related party
Sales of goods [member] | Exit HK Limited [member]
IfrsStatementLineItems [Line Items]
Revenues, related party
Sales of goods [member] | Exit Catering Limited [member]
IfrsStatementLineItems [Line Items]
Revenues, related party			317,586
Sales of goods [member] | Exit Operations Limited [member]
IfrsStatementLineItems [Line Items]
Revenues, related party		20,250
Design and others [member]
IfrsStatementLineItems [Line Items]
Revenues, related party	638,444	1,755,000	2,248,270
Design and others [member] | Exit HK Limited [member]
IfrsStatementLineItems [Line Items]
Revenues, related party			20,000
Design and others [member] | Earthling Catering Limited [member]
IfrsStatementLineItems [Line Items]
Revenues, related party
Revenue of cafe operation [member] | Exit Operations Limited [member]
IfrsStatementLineItems [Line Items]
Revenues, related party		$ 431,509